Equity Incentive Plans - Summary of the Weighted Average Assumptions Used to Estimate the Grant Date Fair Value of the Stock Options Using the Black-Scholes Option Pricing Model (Detail) - Share-based Payment Arrangement, Option [Member] - 2017 Plan [Member]
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected option life (in years)	5 years	5 years
Expected volatility	67.00%	70.00%
Risk-free interest rate	0.40%	1.60%
Maximum [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected option life (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility	72.00%	75.00%
Risk-free interest rate	1.40%	2.60%